Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net earnings	$ 318,142	$ 67,612	$ 386,265	$ 128,836
Adjustments for Depreciation and depletion	62,727	60,016	120,232	124,202
Gain on disposal of mineral stream interest	(245,715)		(245,715)
Interest expense	5,659	6,482	11,249	12,854
Equity settled stock based compensation	1,394	1,273	2,643	2,469
Performance share units	3,316	(23)	3,500	(457)
Deferred income tax expense (recovery)	(3,253)	(820)	(3,760)	(705)
Loss on fair value adjustment of share purchase warrants held	12		111
Share in losses of associate			201
Fair value adjustment on convertible note receivable	283		2,054
Investment income recognized in net earnings	(681)	(87)	(1,266)	(163)
Other	287	135	513	(734)
Change in non-cash working capital	(1,791)	(3,466)	(4,894)	(8,929)
Cash generated from operations before interest paid and received	140,380	131,122	271,133	257,373
Interest paid	(5,459)	(6,513)	(11,055)	(12,902)
Interest received	279	72	462	133
Cash generated from operating activities	135,200	124,681	260,540	244,604
Financing activities
Bank debt repaid	(79,000)	(111,000)	(186,000)	(240,000)
Bank debt drawn	372,500		372,500
Credit facility extension fees	(5)	(5)	(1,205)	(1,305)
Share purchase options exercised	878	280	1,027	1,002
Dividends paid	(64,589)	(52,108)	(64,589)	(52,108)
Cash (used for) generated from financing activities	229,784	(162,833)	121,733	(292,411)
Investing activities
Mineral stream interests	(610,235)		(610,235)
Early deposit mineral stream interests	(4,255)	(15)	(4,458)	(894)
Proceeds on disposal of mineral stream interests	230,000		230,000	1,022
Acquisition of long-term investments	(1,016)		(1,016)
Dividend income received	20	15	40	30
Other	(2,384)	(32)	(2,425)	(86)
Cash used for investing activities	(387,870)	(32)	(388,094)	72
Effect of exchange rate changes on cash and cash equivalents	(21)	10	(39)	15
Decrease in cash and cash equivalents	(22,907)	(38,174)	(5,860)	(47,720)
Cash and cash equivalents, beginning of period	115,568	114,749	98,521	124,295
Cash and cash equivalents, end of period	$ 92,661	$ 76,575	$ 92,661	$ 76,575